Leases	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Leases
14.	Leases

Finance leases

The Company entered into finance leases of aircraft through Japanese Operating Leases with Call Option (JOLCO) arrangements. These arrangements establish semi-annual payments of obligations, and have a minimum lease term of 10 years, with a purchase option at the end of the lease.

As of December 31, 2017, the scheduled future minimum lease payments required under finance leases are as follows:

	Future minimum lease payments	Interest	Present value of minimum lease payments
Up to one year	$46,274	$16,180	$45,416
One to five years	186,344	54,830	169,383
Over five years	388,005	26,924	310,388

Total minimum lease payments	$620,623	$97,934	$525,187

As of December 31, 2016, the scheduled future minimum lease payments required under finance leases are as follows:

	Future minimum lease payments	Interest	Present value of minimum lease payments
Up to one year	$39,016	$14,524	$38,407
One to five years	152,880	48,979	139,322
Over five years	366,131	32,727	288,638

Total minimum lease payments	$558,027	$96,230	$466,367

Assets acquired under finance leases are classified under property and equipment, and the finance leases are classified as long-term debt (see note 18).

During the years ended 2017 and 2016, the Company’s non-cash investing and financing transactions include the acquisition of new aircraft that are financed using a JOLCO structure in the amounts of $89.0 million and $46.0 million, respectively.

Operating leases

As of December 31, 2017, the scheduled future minimum lease payments required under aircraft and non-aircraft operating leases that have initial non-cancellable lease terms in excess of one year are as follows:

	Aircraft	Others
Up to one year	$111,568	$14,988
One to five years	270,310	74,943
More than five years	18,957	17,509

Total minimum lease payments	$400,835	$107,440

Total lease expense amount to $134.5 million for the year ended December, 31 2017 (2016: $138.8 million and 2015: $142.2 million) included under “Aircraft rentals and other rentals” in the accompanying consolidated statement of profit or loss.

The Company leases some of the aircraft it operates under long-term lease agreements with an average duration of 10 years. Aircraft under operating leases may be renewed in accordance with management’s business plan.

Other leased assets include real estate, airport and terminal facilities, sales offices, maintenance facilities, and general offices. Most lease agreements include renewal options; a few have escalation clauses, but no purchase options.

Because the lease renewals are not considered to be reasonably assured, the lease payments that would be due during the renewal periods are not included in the determination of lease expenses until the leases are renewed. Leasehold improvements are amortized over the contractually committed lease term, which does not include the renewal periods.

Since 2015, the Company is the lessor of two aircraft, as part of the strategy of fleet management, in order to optimize the use of aircraft in relation to the routes scheduled for that year. Each lease is scheduled to expire in 2020. The carrying amount of the two aircraft under operating leases is up to $37.0 million (2015: $41.6 million).

Total lease income amounts to $3.5 million for the year ended December 31, 2017 (2016: $3.5 million and 2015: $1.9 million), included under “Other operating revenue” in the accompanying consolidated statement of profit or loss.

As of December 31, 2017, future minimum lease receivables under non-cancellable leases are as follows:

	2017	2016
Up to one year	$3,480	$3,480
One to five years	5,075	8,555

Total minimum lease rental payments	$8,555	$12,035